UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number -811-4007

Smith Barney Small Cap Growth Opportunities Fund
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800) 451-2010 (For Smith Barney)
         (800) 725-6666 (For Salomon Brothers Funds)

Date of fiscal year end:  October 31, 2003
Date of reporting period:  April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report • April 30, 2003

SMITH BARNEY SMALL CAP
GROWTH OPPORTUNITIES FUND

VICTOR DOSTI

Victor Dosti has over 7 years of securities business experience.

Education: Mr. Dosti holds a B.S. from the University of Southern California and an M.B.A. in Finance and Economics from the University of Chicago.

FUND OBJECTIVE

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in equity securities of U.S. small cap companies with small market capitalizations and related investments.* In selecting investments, the manager looks for issuers that have a predictable, growing demand for their products or services, and issuers with a dominant position in a niche market or whose customers are very large companies.

FUND FACTS

FUND INCEPTION

June 21, 1995

* Investments in small-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

What’s Inside

Letter From the Chairman	1

Schedule of Investments	2

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Notes to Financial Statements	9

Financial Highlights	13

Your Serious Money, Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

Investment Products: Not FDIC Insured • Not Bank Guaranteed • May Lose Value

L E T T E R  F R O M  T H E  C H A I R M A N

R. JAY GERKEN
Chairman, President and
Chief Executive Officer

Dear Shareholder:
The philosopher Bertrand Russell famously remarked that,“Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

We know that you have questions about fund managers’ decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund.To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com1 where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken
Chairman, President and Chief Executive Officer

May 28, 2003

[1] Matters referenced are not incorporated by reference unless otherwise stated.

1   Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Schedule of Investments (unaudited)		April 30, 2003

SHARES	SECURITY	VALUE

COMMON STOCKS — 91.9%
Capital Goods/Producer Manufacturing/Industrial Services — 12.9%
1,600	Actuant Corp. - Class A Shares*	$59,360
5,739	Alliant Techsystems, Inc.*	308,299
14,081	Aptargroup, Inc.	484,668
10,472	Brooks Automation, Inc.*	88,698
8,936	Carlisle Inc.	405,337
4,594	Gentex Corp*	138,739
8,049	Idex Corp.	256,361
9,636	Mettler Toledo International, Inc.*	342,078
3,000	Mueller Industries, Inc.*	76,650
4,400	Phillips-Van Heusen Corp.	58,432
10,874	Shaw Group Inc.*	126,682
5,000	Teleflex Inc.	191,950

		2,537,254

Commercial Services — 1.3%
6,900	National Processing, Inc.*	109,227
4,600	Plexus Corp.*	46,828
16,300	Retek Inc.*	101,875

		257,930

Consumer Durables — 1.4%
3,103	Callaway Golf Co.	43,225
1,200	Harman International Industries, Inc.	79,908
4,500	SCP Pool Corp.*	148,545

		271,678

Consumer Non-Durables — 0.7%
7,600	International Multifoods Corp.*	145,540

Consumer Services — 6.4%
4,263	Emmis Communications Corp.*	80,869
6,700	GTECH Holdings Corp.*	225,589
10,232	Isle of Capri Casinos, Inc.*	132,095
10,600	P F Chang’s China Bistro, Inc.*	444,140
2,400	Scholastic Corp.*	68,184
5,850	Tetra Tech, Inc.	90,675
6,400	Watson Wyatt & Company Holdings*	130,560
2,475	Westwood One, Inc.*	86,378

		1,258,490

Electronic Technology/Technology Services — 13.1%
12,706	Aeroflex, Inc.*	68,358
6,203	Anaren, Inc.*	46,523
4,600	Anteon International Corp.*	108,928
11,308	Bisys Group, Inc.*	190,879
2,600	Black Hills Corp.	74,048
8,000	CACI International Inc.*	279,440
14,800	Computer Network Technology Corp.*	83,769
4,100	DRS Technologies, Inc.*	114,841
6,738	Emulex Corp.*	138,062
4,800	Mercury Computer Systems, Inc.*	100,800

See Notes to Financial Statements.

2   Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Schedule of Investments (unaudited) (continued)		April 30, 2003

SHARES	SECURITY	VALUE

Electronic Technology/Technology Services — 13.1% (continued)
2,856	National Instruments Corp.*	$91,620
6,050	Newport Corp.*	78,172
10,287	Powerwave Technologies, Inc.*	41,354
8,300	Precise Software Solutions Ltd.*	145,250
28,019	REMEC, Inc.*	138,694
12,000	Technitrol, Inc.*	189,480
44,400	TIBCO Software Inc.*	218,892
12,244	Varian Inc.*	387,033
8,700	WebMethods, Inc.*	87,522

		2,583,665

Energy/Minerals — 5.6%
2,902	Atwood Oceanics Inc.*	75,597
4,700	Cal Dive International, Inc.*	75,670
17,320	Hanover Compressor Co.*	145,661
2,900	Penn Virginia Corp.	112,984
13,986	Precision Drilling Corp.*	480,839
12,495	Varco International Inc.*	219,787

		1,110,538

Finance — 12.6%
7,199	Affiliated Managers Group Inc.*	333,386
11,125 .	Banknorth Group Inc	265,665
12,007	Chittenden Corp.	324,789
16,117	Cullen Frost Bankers, Inc.	528,476
6,100	Philadelphia Consolidated Holding Corp.*	237,961
3,830	SEI Investments Co.	100,844
10,700	Trustco Bank Corp.	111,601
4,000	United Bankshares Inc.	115,520
10,862	West America Bancorporation	468,152

		2,486,394

Health Services/Technology — 14.1%
7,500	Abgenix Inc.*	71,250
7,900	Alkermes, Inc.*	78,842
9,673	CIMA Labs Inc.*	233,603
2,600	Community Health Systems Inc.*	49,400
7,600	Cooper Cos., Inc.	212,040
4,100	Exact Sciences Corp.*	39,114
2,550	Integra Lifesciences Holdings*	68,060
7,623	K V Pharmaceuticals Co.*	171,441
10,636	Lifepoint Hospitals, Inc.*	207,615
4,639	Medicis Pharmaceutical Corp.*	267,392
3,900	Neurocrine Biosciences, Inc.*	176,475
4,446	NPS Pharmaceuticals Inc.*	84,696
5,450	Province Healthcare Co.*	54,500
7,400	Resmed Inc.*	271,432
5,900	Respironics, Inc.*	226,678
4,800	Taro Pharma Industries Ltd.*	219,648
3,900	Techne Corp.*	86,619

See Notes to Financial Statements.

3  Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Schedule of Investments (unaudited) (continued)		April 30, 2003

SHARES	SECURITY	VALUE

Health Services/Technology — 14.1% (continued)
652	Trimeris, Inc.*	$28,942
4,200	Varian Medical Systems, Inc.*	226,212

		2,773,959

Retail — 9.0%
3,863	Abercrombie & Fitch Co.*	127,015
7,900	BJ's Wholesale Club, Inc.*	111,548
11,300	Chico’s FAS, Inc.*	275,042
8,200	Claire's Stores, Inc.	213,118
10,679	Cost Plus, Inc.*	328,166
9,500	Duane Reade Inc.*	127,775
4,950 .	Fred’s, Inc.	160,627
7,391	Linens ‘n Things, Inc.*	156,615
7,000	Too Inc.*	129,920
7,090	Ultimate Electronics Inc.*	59,911
7,200	Wild Oats Market, Inc.*	77,904

		1,767,641

Semi-Conductor — 4.3%
14,000	Advanced Power Technology, Inc.*	55,160
11,300	Amkor Technology Inc.*	85,541
20,800	Asyst Technologies Inc.*	99,216
4,762	ATMI Inc.*	100,473
6,672	Exar Corp.*	98,412
6,282	IXYS Corp.*	44,602
27,467	Oak Technology*	133,764
6,115	Semtech Corp.*	97,228
5,400	Varian Semiconductor Equipment Associates, Inc.*	124,470

		838,866

Software — 5.5%
8,969	Activision, Inc.*	137,226
13,300	Borland Software Corp.*	120,631
4,950	Fair Issac Corp.	257,796
7,300	JDA Software Group Inc.*	82,198
3,836	Macrovision Corp.*	67,782
6,747	Mercury Interactive Corp.*	228,993
13,536	NetIQ*	186,526

		1,081,152

Telecommunications — 0.9%
4,500	Commonwealth Telephone Enterprises, Inc.*	178,875

Transportation — 2.8%
9,830	CH Robinson Worldwide	361,646
7,500	Knight Transportation, Inc.*	180,750

		542,396

Utilities — 1.3%
17,020	Cleco Corp.	255,300

See Notes to Financial Statements.

4  Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Schedule of Investments (unaudited) (continued)		April 30, 2003

FACE AMOUNT	SECURITY	VALUE

	TOTAL COMMON STOCKS
	(Identified Cost — $19,770,805)	$18,089,678

CORPORATE BONDS — 0.4%
88,900	Microstrategy Inc., 7.50% due 6/24/07 (Identified Cost — $20,488)	68,897

REPURCHASE AGREEMENT — 7.7%
$1,524,000	UBS Warburg Repurchase Agreement, 1.33% due 5/1/03; proceeds at maturity $1,524,056
	(Fully collateralized by Freddie Mac, 5.00% due 5/15/04 valued at $1,558,200)
	(Identified Cost — $1,524,000)	1,524,000

	TOTAL INVESTMENTS — 100%
	(Identified Cost — $21,315,293)	$19,682,575

*Non-income producing security

See Notes to Financial Statements.

5    Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Statement of Assets and Liabilities (unaudited)		April 30, 2003

ASSETS:
Investments at value (Note 1A) (Identified Cost, $19,791,293)	18,158,575
Repurchase agreement at amortized cost (Note1A) (Identified Cost, $1,524,000)	1,524,000
Receivable for shares of beneficial interest sold	4,213
Receivable for investments sold	61,897
Dividends and interest receivable	10,042

Total Assets	19,758,727

LIABILITIES:
Distribution/Service fees payable (Note 3)	5,605
Payable to the custodian	1,170
Accrued expenses and other liabilities	37,329

Total Liabilities	44,104

Net Assets	$19,714,623

NET ASSETS CONSIST OF:
Paid-in capital	$22,561,791
Unrealized depreciation	(1,632,718)
Accumulated net realized loss	(1,168,936)
Accumulated net investment loss	(45,514)

Total	$19,714,623

Computation of
Class A Shares:
Net Asset Value and redemption price per share ($16,852,055/1,225,430 shares outstanding)	$13.75
Offering Price per share ($13.75 ÷ 0.95)	14.47	*

Class B Shares:
Net Asset Value per share and offering price ($1,792,835/135,394 shares outstanding)	$13.24	**

Class L Shares:
Net Asset Value per share ($1,069,733/79,298 shares outstanding)	$13.49	**
Offering Price per share ($13.49 ÷ 0.99)	$13.63

*	Based upon single purchases of less than $25,000.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

6   Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2003

INVESTMENT INCOME:
Dividend income	$43,065
Interest income	51,383

Total Investment Income	94,448

EXPENSES:
Management fees (Note 2)	105,337
Distribution/service fees Class A (Note 3)	20,375
Distribution/service fees Class B (Note 3)	8,178
Distribution/service fees Class L (Note 3)	6,083
Blue sky fees	29,910
Audit fees	25,200
Custody and fund accounting fees	22,544
Transfer agent fees	14,563
Legal fees	14,510
Shareholder reports	14,341
Trustees fees	14
Other	9,709

Total Expenses	270,764
Less: Aggregate amount waived by the Manager (Note 2)	(105,337)
Less: Expenses assumed by the Manager (Note 8)	(25,465)

Net Expenses	139,962

Net Investment Loss	(45,514)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions	(2,164,031)
Net decrease in unrealized depreciation on investments	3,029,213

Net Realized and Unrealized Gain (Loss) From Investments	865,182

Net Increase in Net Assets Resulting From Operations	$819,668

See Notes to Financial Statements.

7   Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2003	Year Ended
	(unaudited)	October 31, 2002

OPERATIONS:
Net investment loss	$(45,514)	$(154,309)
Net realized loss	(2,164,031)	(1,198,814)
Unrealized appreciation (depreciation)	3,029,213	(3,188,844)

Net Increase (Decrease) in Net Assets Resulting From Operations	819,668	(4,541,967)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 7):
Class A
Net proceeds from sale of shares	2,956,493	4,859,940
Cost of shares repurchased	(3,428,562)	(5,949,444)

Total Class A	(472,069)	(1,089,504)

Class B
Net proceeds from sale of shares	237,531	593,483
Cost of shares repurchased	(74,948)	(356,130)

Total Class B	162,583	237,353

Class L
Net proceeds from sale of shares	140,332	1,287,160
Cost of shares repurchased	(417,710)	(193,761)

Total Class L	(277,378)	1,093,399

Net Increase (Decrease) in Net Assets From
Transactions in Shares of Beneficial Interest	(586,864)	241,248

Net Increase (Decrease) in Net Assets	232,804	(4,300,719)

NET ASSETS:
Beginning of period	19,481,819	23,782,538

End of period†	$19,714,623	$19,481,819

Includes undistributed net investment loss:	$(45,514)	$—

See Notes to Financial Statements.

8   Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Smith Barney Small Cap Growth Opportunities Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Prior to November 1, 2001, the Fund sought to achieve its investment objectives by investing substantially all of its assets in Small Cap Growth Portfolio (the “Portfolio”). On October 29, 2001, the Board of Trustees approved a change in the investment structure of the Fund. Effective November 1, 2001, the Fund withdrew its investment in the Portfolio through an in-kind redemption equal to the Fund’s proportionate share of the Portfolio’s net assets. Subsequent to the redemption in-kind from the Portfolio, the Fund ceased utilizing a hub and spoke investment structure and began investing directly in investment securities. Prior to May 13, 2002, the investment manager of the Fund was Citi Fund Management Inc. Effective May 13, 2002, the investment manager became Smith Barney Fund Management LLC (the “Manager”). Citigroup Global Markets Inc. (“CGM”), formerly known as Salomon Smith Barney Inc. (“SSB”), serves as the Fund’s distributor, (the “Distributor”) and continues to sell Fund shares to the public as a member of the selling group. Citi Fund Management Inc., the Manager and CGM are subsidiaries of Citigroup Inc. (“Citigroup”).

Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003 the Fund paid transfer agent fees of $10,263 to CTB.

The Fund offers Class A, Class B, Class L and Class Y shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Class L shares have a front-end, or initial, sales charge that is lower than Class A shares, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within one year of purchase. Expenses of the Fund are borne pro-rata by the holders of each class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B and Class L shares. For the six months ended April 30, 2003, the Fund has been informed that the Distributor retained front-end net commissions paid by investors of $5,000 and $1,000 from sales of Class A and Class L shares, respectively and $1,000 and $0 in deferred sales charges from redemptions of Class B and Class L shares, respectively.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. Investment Security Valuations Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the- counter prices. Short-term obligations, maturing in 60 days or less, are value at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

9 Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount on long-term debt securities. Dividend income is recorded on the ex-dividend date.

C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund for federal income tax purposes had a loss carryover of $804,000, of which $308,000 will expire in October 2009 and $496,000 which will expire in October 2010.

D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund were charged to that fund.

E. Distributions Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund’s capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 2002, the Fund reclassified $3,986,512 from paid in capital, $154,309 to accumulated investment loss and $3,832,203 to accumulated realized gain.

F. Repurchase Agreements It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreements. The Fund requires continued maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees
The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund.The Manager or an affiliate also provides certain administrative services to the Fund.These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 1.10% of the Funds’ average daily net assets. The management fee amounted to $105,337, all of which was voluntarily waived for the six months ended April 30, 2003.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3. Distribution/Service Fees
The Fund maintains separate Service Plans for Class A, Class B and Class L shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $20,375 for the six months ended April 30, 2003. Under the Class B and Class L Service Plans, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B and Class L shares of the Fund, respectively.The Service fees for Class B and Class L shares amounted to $8,178 and $6,083 respectively, for the six months ended April 30, 2003. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and

10 Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

distribution of prospectuses, statements of additional infor mation and reports for recipients other than regulators and existing shareholders.The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $1,652,651 and $4,863,940 respectively, for the six months ended April 30, 2003.

5. Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2003, as com puted on a federal income tax basis, are as follows:

Aggregate cost	$19,791,293

Gross unrealized appreciation	$2,591,692
Gross unrealized depreciation	(4,224,410)

Net unrealized depreciation	$(1,632,718)

6. Income Tax Information and Distributions to Shareholders
At October 31, 2002 the tax basis components of distributable earnings were:

Undistributed ordinary income	$0

Accumulated capital gains (losses)	$(804,122)

Unrealized depreciation	$(2,862,714)

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the Fund’s in-kind redemption received in exchange for the Fund’s investment in the Portfolio.

7. Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).Transactions in shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	April 30, 2003	October 31, 2002

Class A
Shares sold	221,953	311,000
Shares issued on reinvestment	—	—
Shares repurchased	(257,145)	(384,834)

Net Decrease	(35,192)	(73,834)

Class B
Shares sold	18,602	36,421
Shares issued on reinvestment	—	—
Shares repurchased	(5,888)	(23,841)

Net Increase	12,714	12,580

Class L
Shares sold	10,776	82,234
Shares issued on reinvestment	—	—
Shares repurchased	(32,584)	(13,830)

Net Increase (Decrease)	(21,808)	68,404

11 Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

8. Assumption of Expenses
The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended April 30, 2003, which amounted to $25,465, to maintain a voluntary expense limitation of average daily net assets of 1.35%, 2.10% and 2.10% for Class A, Class B and Class L shares, respectively.These voluntary expense limitations may be discontinued at any time.

9.Trustee Retirement Plan
The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003).Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expense of the Plan for the six months ended April 30, 2003 and the related liability at April 30, 2003 were not material.

12 Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Financial Highlights

For a share of each class of Capital Stock:

	Six Months Ended		Year Ended October 31,
	April 30, 2003
Class A Shares	(unaudited)		2002	2001		2000		1999		1998

Net Asset Value, Beginning of Period	$ 13.17		$16.13	$31.06		$21.44		$16.96		$21.24

Income From Operations:
Net investment loss	(0.024	)†	(0.093)	(0.111)		(0.525)		(0.196	)†	(0.193	)†
Net realized and unrealized gain (loss)	0.604		(2.867)	(7.432)		10.145		4.676		(3.224)

Total From Operations	0.580		(2.960)	(7.543)		9.620		4.480		(3.417)

Less Distributions From:
Net investment income	—		—	—		—		—		—
Net realized gain	—		—	(7.387)		—		—		(0.863)

Total Distributions	—		—	(7.387)		—		—		(0.863)

Net Asset Value, End of Period	$ 13.75		$13.17	$16.13		$31.06		$21.44		$16.96

Total Return	4.40	%**	(18.35)%	(27.89)%		44.87%		26.42%		(16.56)%

Net Assets, End of Period (000s)	$16,852		$16,608	$21,529		$30,717		$23,794		$27,802

Ratios to Average Net Assets:
Expenses	1.35	%*	1.35%	1.35	%(A)	1.35	%(A)	1.35	%(A)	1.35	%(A)
Net investment loss	(0.36	)%*	(0.56)%	(0.60)%		(0.82)%		(1.03)%		(0.98)%

Portfolio Turnover Rate	9%		21%	57%		81%		104%		51%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	$(0.114	)†	(0.357)	(0.345)		(0.435)		$(0.351	)†	$(0.319	)†
Ratios:
Expenses to average net assets	2.72	%*	2.93%	2.61	%(A)	2.18	)%(A)	2.16	%(A)	1.99	%(A)
Net investment loss to average net assets	(1.73	)%*	(2.14)%	(1.86)%		(1.65)%		(1.84)%		(1.62)%

*	Annualized
**	Not Annualized
(A)	Includes the Fund's share of Small Cap Growth Portfolio allocated expenses for the periods indicated.
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.

13    Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

								January 4, 1999
	Six Months Ended		Year Ended October 31,					(Commencement
	April 30, 2003							of Operations) to
Class B Shares	(unaudited)		2002	2001		2000		October 31, 1999

Net Asset Value, Beginning of Period	$12.73		$15.71	$30.65		$21.31		$18.95

Income From Operations:
Net investment loss	(0.071	)†	(0.198)	(0.214)		(0.481)		(0.265	)†
Net realized and unrealized gain (loss)	0.581		(2.782)	(7.339)		9.821		2.625

Total From Operations	0.510		(2.980)	(7.553)		9.340		2.360

Less Distributions From:
Net investment income	—		—	—		—		—
Net realized gain	—		—	(7.387)		—		—

Total Distributions	—		—	(7.387)		—		—

Net Asset Value, End of Period	$13.24		$12.73	$15.71		$30.65		$21.31

Total Return	4.01	%**	(18.97)%	(28.42)%		43.78%		12.45	%**

Net Assets, End of Period (000s)	$1,793		$1,562	$1,730		$1,743		$737

Ratios to Average Net Assets:
Expenses	2.10	%*	2.10%	2.10	%(A)	2.10)	%(A)	2.10	%(A)*
Net investment loss	(1.11	)%*	(1.30)%	(1.36)%		(1.55)%		(1.77	)%*

Portfolio Turnover Rate	9%		21%	57%		81%		104%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	$(0.157)	†	(0.439)	(0.453)		(0.621)		$(0.420	)†
Ratios:
Expenses to average net assets	3.47	%*	3.68%	3.61	%(A)	2.93	%(A)	2.91	%(A)*
Net investment loss to average net assets	(2.48	)%*	(2.88)%	(2.87)%		(2.40)%		(2.58	)%*

*	Annualized
**	Not Annualized
(A)	Includes the Fund's share of Small Cap Growth Portfolio allocated expenses for the periods indicated.
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.

14 Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

						September 21, 2000
						(Commencement
	Six Months Ended		Year Ended October 31,			of Operations) to
	April 30, 2003					October 31,
Class L Shares	(unaudited)		2002	2001		2000

Net Asset Value, Beginning of Period	$12.97		$16.00	$31.06		$32.62

Income From Operations:
Net investment loss	(0.072	)†	(0.122)	(0.153)		(0.065)
Net realized and unrealized gain (loss)	0.592		(2.908)	(7.520)		(1.495)

Total From Operations	0.520		(3.030)	(7.673)		(1.560)

Less Distributions From:
Net investment income	—		—	—		—
Net realized gain	—		—	(7.387)		—

Total Distributions	—		—	(7.387)		—

Net Asset Value, End of Period	$13.49		$12.97	$16.00		$31.06

Total Return	4.01	%**	(18.94)%	(28.39)%		(4.78	)%**

Net Assets, End of Period (000s)	$1,070		$1,312	$523		$19

Ratios to Average Net Assets:
Expenses	2.10	%*	2.10%	2.10	%(A)	2.10	%(A)*
Net investment loss	(1.11*	)%	(1.22)%	(1.37)%		(1.91	)%*

Portfolio Turnover Rate	9%		21%	57%		81%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	$(0.161	)†	(0.280)	(0.383)		(0.140)
Ratios:
Expenses to average net assets	3.47	%*	3.68%	4.16	%(A)	2.93	%(A)*
Net investment loss to average net assets	(2.48*	)%	(2.80)%	(3.43)%		(2.74	)%*

*	Annualized
**	Not Annualized
(A)	Includes the Fund's share of Small Cap Growth Portfolio allocated expenses for the periods indicated.
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.

15   Smith Barney Small Cap Growth Opportunities Fund | 2003 Semi-annual Report to Shareholders

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SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES FUND

TRUSTEES
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Petit Walter E. Robb, III

OFFICERS
R. Jay Gerken*
President and Chief
Executive Officer

Lewis E. Daidone*
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary

*Affiliated Person of
  Investment Manager

INVESTMENT MANAGER
Smith Barney Fund Management LLC

DISTRIBUTOR
Citigroup Global Markets Inc.

CUSTODIAN
State Street Bank
  &Trust Company

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Smith Barney Small Cap Growth Opportunities Fund

This report is submitted for general information of the shareholders of Smith Barney Small Cap Growth Opportunities Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY SMALL CAP
  GROWTH OPPORTUNITIES FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02556 6/03

03-4964

ITEM 2.           CODE OF ETHICS.

                  Not applicable.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.           [RESERVED]

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
                  END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.           [RESERVED]

ITEM 9.           CONTROLS AND PROCEDURES.

                  (a)      The registrant's principal executive officer and
                           principal financial officer have concluded that the
                           registrant's disclosure controls and procedures (as
                           defined in Rule 30a-2(c) under the Investment Company
                           Act of 1940, as amended) are effective based on their
                           evaluation of the disclosure controls and procedures
                           as of a date within 90 days of the filing date of
                           this document.

                  (b)      In the last 90 days, there have been no significant
                           changes in the Registrant's internal controls or in
                           other factors that could significantly affect these
                           controls.

ITEM 10.          EXHIBITS.

                  (a) Not applicable.

                  (b) Attached hereto.

                   Exhibit 99.CERT          Certifications pursuant to section 302 of the
                                            Sarbanes-Oxley Act of 2002

                   Exhibit 99.906CERT       Certifications pursuant to Section 906 of the
                                            Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Small Cap Growth Opportunities Fund

By:      /s/ R. Jay Gerken R. Jay Gerken
      Chief Executive Officer of
         Smith Barney Small Cap Growth Opportunities Fund

Date:    June 11, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Small Cap Growth Opportunities Fund

Date:    June 11, 2003

By:      /s/LEWIS E. DAIDONE
         Chief Administrative Officer of
         Smith Barney Small Cap Growth Opportunities Fund

Date:    June 11, 2003